OIL AND GAS PROPERTIES	3 Months Ended
Sep. 30, 2011
Notes to Financial Statements
OIL AND GAS PROPERTIES

NOTE 4 – OIL AND GAS PROPERTIES

During June 2010, the Company entered into an option agreement with a shareholder and working interest participant in certain oil and gas properties located in Gonzales County, Texas to allow the shareholder to put their interest in the properties to the Company.  Pursuant to the option agreement, Savoy agreed to issue 2,640,000 shares of common stock to the shareholder, together with future monthly payments of $5,000 per month to the shareholder until the holding period lapses and the restrictive legend can be removed from the face of the share certificate.  Upon the restriction removal, the monthly payment will cease and the shareholder has the option to assign their interest in the oil and gas properties to Savoy.  The 2,640,000 shares of common stock granted to the shareholder were valued at $52,800, based on fair market value using quoted market prices on the date of grant and was recorded as a return of capital to the shareholder.  During the period ended June 30, 2011, the Company paid $20,000 to the shareholder under the agreement which was recorded as a return of capital to the shareholder.

In February 2011, the Company sold its 52.5% working and revenue interest and the support equipment on the Zavadil No. 1 well in Gonzales County, Texas to Lucas Energy, Inc. for cash proceeds of $65,000 and forgiveness of payables in the amount of approximately $25,000.  The proceeds associated with the support equipment and forgiveness of payable totaling approximately $79,000 were recorded as a gain on sale of assets.  The proceeds associated with working and revenue interest totaling approximately $11,000 were accounted for as a reduction of capitalized costs, with no gain or loss recognized.

In March 2011, the Company sold a 25,75% working and revenue interest and the support equipment on the Rozella Kifer No. 1 well in Gonzales County, Texas to Lucas Energy, Inc. for cash proceeds of approximately $37,000.  The proceeds associated with the support equipment totaling approximately $14,000 were recorded as a gain on sale of assets.  The proceeds associated with working and revenue interest totaling approximately $23,000 were accounted for as a reduction of capitalized costs, with no gain or loss recognized.

In April 2011, the Company sold a 12.875% working and revenue interest and the support equipment on the Rozella Kifer No. 1 well in Gonzales County, Texas to Lucas Energy, Inc. for cash proceeds of $18,550.  The proceeds associated with the support equipment totaling $6,905 and were recorded as a gain on sale of assets.  The proceeds associated with working and revenue interest totaling $11,646 were accounted for as a reduction of capitalized costs, with no gain or loss recognized.

In May 2011, the Company sold its remaining 12.875% working and revenue interest and the support equipment on the Rozella Kifer No. 1 well in Gonzales County, Texas to Lucas Energy, Inc. for cash proceeds of $18,550.  The proceeds associated with the support equipment totaling $6,905 and were recorded as a gain on sale of assets.  The proceeds associated with working and revenue interest totaling $11,646 were accounted for as a reduction of capitalized costs, with no gain or loss recognized.